Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31,
	2016	2017
Balance Sheet
Due from related parties	$6,674	$16,914
Due from related parties (current) - Total	6,674	16,914

Due to related parties	(5,033)	(72)
Due to related parties (current) - Total	$(5,033)	$(72)

Due to related parties	(116,617)	(71,631)
Due to related parties (non - current) - Total	$(116,617)	$(71,631)

Advances for vessels under construction and related costs	-	1,004
Accrued liabilities	$(1,082)	$(350)

	Year ended December 31,
Statement of Operations	2015	2016	2017
Time charter & Service Revenues – commission fees	$7,366	$1,800	$3,988
Voyage expenses	(4,521)	(390)	(1,526)
General and administrative expenses	(50,498)	(32,397)	(23,850)
Commissions for assets sold	(8,133)	(886)	(85)
Gain/(loss) from sale of vessel owning companies, net of commissions	-	(22,318)	-
Interest and finance costs	(3,679)	$(1,789)	(13,070)
Loss on Private Placement	$-	-	$(7,600)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)